Cover Page Document	Apr. 12, 2021
Cover [Abstract]
Entity Central Index Key	0001694426
Local Phone Number	771-6701
Entity Incorporation, State or Country Code	DE
Document Period End Date	Apr. 12, 2021
Document Type	8-K
Entity Registrant Name	DELEK US HOLDINGS, INC.
City Area Code	615
Entity File Number	001-38142
Entity Tax Identification Number	35-2581557
Entity Address, Address Line One	7102 Commerce Way
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	DK
Amendment Flag	false
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common Stock, $0.01 par value
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Security Exchange Name	NYSE